Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	111 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000163285
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000163291
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000163292
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SCB Class
C000163278
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000163284
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000163277
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SCB Class
C000163294
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000163300
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000163293
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SCB Class
Without Sales Load [Member] | C000163285
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.85%)	6.89%	11.81%		5.55%
Without Sales Load [Member] | C000163291
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.86%)	6.80%	11.79%		5.54%
Without Sales Load [Member] | C000163292
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.02%)	6.55%	11.51%		5.29%
Without Sales Load [Member] | C000163278
Average Annual Return [Line Items]
Average Annual Return, Percent	2.24%	7.27%	11.20%		6.39%
Without Sales Load [Member] | C000163284
Average Annual Return [Line Items]
Average Annual Return, Percent	2.22%	7.24%	11.18%		6.39%
Without Sales Load [Member] | C000163277
Average Annual Return [Line Items]
Average Annual Return, Percent	2.07%	7.02%	10.92%		6.14%
Without Sales Load [Member] | C000163294
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.60%)	(7.30%)	14.46%	6.60%
Without Sales Load [Member] | C000163300
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.61%)	(7.30%)	14.49%	6.61%
Without Sales Load [Member] | C000163293
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.81%)	(7.64%)	14.16%	6.33%
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	(2.76%)	6.09%	10.92%		6.62%
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	(2.76%)	6.09%	10.92%		6.62%
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	(2.76%)	6.09%	10.92%		6.62%
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	(2.76%)	6.09%	10.92%		6.62%
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	(2.76%)	6.09%	10.92%		6.62%
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	(2.76%)	6.09%	10.92%		6.62%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	(1.97%)	8.25%	18.59%	13.31%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	(1.97%)	8.25%	18.59%	13.31%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	(1.97%)	8.25%	18.59%	13.31%
Alliance Bernstein Index: MSCI ACWI ex USA Small Cap Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index (net)
Average Annual Return, Percent	(7.06%)	1.87%	11.84%		6.13%
Alliance Bernstein Index: MSCI ACWI ex USA Small Cap Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index (net)
Average Annual Return, Percent	(7.06%)	1.87%	11.84%		6.13%
Alliance Bernstein Index: MSCI ACWI ex USA Small Cap Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index (net)
Average Annual Return, Percent	(7.06%)	1.87%	11.84%		6.13%
Alliance Bernstein Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	(9.18%)	(4.01%)	13.27%	7.58%
Alliance Bernstein Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	(9.18%)	(4.01%)	13.27%	7.58%
Alliance Bernstein Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	(9.18%)	(4.01%)	13.27%	7.58%